Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Iss-Xutian (Detail) (USD $) In Thousands, unless otherwise specified					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2013 Ruantong-Xutian	May 27, 2013 Ruantong-Xutian Land Use Rights	May 27, 2013 Ruantong-Xutian Buildings
Business Acquisition [Line Items]
Cash and cash equivalents				$ 440
Current assets				217
Current liabilities				(1,370)
Building				51,334
Intangible assets acquired					35,641
Non-current asset				24
Non-current liabilities				(30,253)
Goodwill	32,684	26,983	24,597	4,349
Deferred tax liabilities				(7,621)
Total consideration				$ 52,761
Property and equipment, estimated useful lives						48 years
Estimated useful lives					48 years